CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 24,051	$ 22,164	$ 47,201	$ 44,054
Cost of revenues	6,721	6,989	13,823	13,781
Gross profit	17,330	15,175	33,378	30,273
Operating expenses:
Research and development costs, net	7,261	7,326	13,252	14,475
Sales and marketing	7,261	7,911	14,599	15,701
General and administrative	3,215	3,304	6,643	6,206
Total operating expenses	17,737	18,541	34,494	36,382
Operating loss	(407)	(3,366)	(1,116)	(6,109)
Loss from extinguishment	(1,410)	0	(1,410)	0
Other income	100	0	100	0
Financial income, net	359	489	1,033	1,029
Loss before income tax expenses	(1,358)	(2,877)	(1,393)	(5,080)
Income tax expenses	332	479	628	786
Net Loss	$ (1,690)	$ (3,356)	$ (2,021)	$ (5,866)
Basic net loss per share	$ (0.04)	$ (0.09)	$ (0.05)	$ (0.16)
Diluted net loss per share	$ (0.04)	$ (0.09)	$ (0.05)	$ (0.16)
Weighted average number of shares used in computing basic net loss per share	40,140,875	38,712,407	39,944,413	38,562,065
Weighted average number of shares used in computing diluted net loss per share	40,140,875	38,712,407	39,944,413	38,562,065